CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Sep. 30, 2020
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	50,000,000,000	50,000,000,000
Ordinary shares, shares issued	1,461,010,850	1,436,010,850
Ordinary shares, shares outstanding	1,461,010,850	1,436,010,850